Nature of business, basis of presentation and summary of significant accounting policies (Details Textual) - Subsequent Event [Member]		1 Months Ended
	Jan. 21, 2016	Jan. 31, 2016
Subsequent Event [Line Items]
Reverse stock split, description		On January 21, 2016, iSign Solutions Inc (the Company or iSign) filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the Certificate of Amendment) with the Secretary of State of the State of Delaware to effect a 1-for-1,250 reverse split of the Company outstanding shares of common stock. The reverse split became effective at 9:01 a.m. on January 22, 2016. The information with respect to common stock for the years ended December 31, 2015 and 2014 have been retroactively restated to give effect to the 1-for-1,250 reverse split.
Reverse stock split, conversion ratio	1,250	1